UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1 for the reporting period January 1, 2014 to December 31, 2014.

Date of report (Date of earliest event reported): January 13, 2015

Commission File Number of securitizer: 333-89130-18

Central Index Key Number of securitizer: 0001173888

Name and telephone number, including area code, of the person to contact in connection with this filing

Lisa Cassin, Vice President of Financial Services (407) 903-4510

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Starwood Vacation Ownership, Inc. (Securitizer)

By:	/s/ Lisa Cassin
Name:	Lisa Cassin
Title:	Vice President

Date: January 13, 2015